Columbia Real Estate Equity Fund
SUMMARY OF THE FUND
Investment Objective
Columbia Real Estate Equity Fund (the Fund) seeks capital appreciation and above-average income by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in the stocks of companies principally engaged in the real estate industry, including real estate investment trusts (REITs).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. (the Distributor). More information about these and other discounts is available from your financial intermediary, and can be found in the Choosing a Share Class section beginning on page 17 of the Fund’s prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Real Estate Equity Fund	Class A		Class B		Class C		Class I	Class K	Class R	Class R4	Class R5	Class W	Class Z
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%		none		none		none	none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none	none	none	none	none
[1]	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
[2]	This charge decreases over time.
[3]	This charge applies to redemptions within one year after purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Real Estate Equity Fund		Class A	Class B	Class C	Class I	Class K	Class R	Class R4	Class R5	Class W	Class Z
Management fees		0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%
Distribution and/or service (12b-1) fees		0.25%	1.00%	1.00%	none	none	0.50%	none	none	0.25%	none
Other expenses	[1]	0.31%	0.31%	0.31%	0.11%	0.41%	0.31%	0.31%	0.16%	0.31%	0.31%
Total annual Fund operating expenses		1.25%	2.00%	2.00%	0.80%	1.10%	1.50%	1.00%	0.85%	1.25%	1.00%
[1]	Other expenses for Class A, Class B, Class C, Class K, Class R, Class R4, Class R5, Class W and Class Z shares have been restated to reflect current fees paid by the Fund.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Expense Example Columbia Real Estate Equity Fund (USD $)	1 year	3 years	5 years	10 years
Class A	695	949	1,222	1,999
Class B	703	927	1,278	2,134
Class C	303	627	1,078	2,327
Class I	82	255	444	990
Class K	112	350	606	1,340
Class R	153	474	818	1,791
Class R4	102	318	552	1,225
Class R5	87	271	471	1,049
Class W	127	397	686	1,511
Class Z	102	318	552	1,225

Expense Example, No Redemption Columbia Real Estate Equity Fund (USD $)	1 year	3 years	5 years	10 years
Class A	695	949	1,222	1,999
Class B	203	627	1,078	2,134
Class C	203	627	1,078	2,327
Class I	82	255	444	990
Class K	112	350	606	1,340
Class R	153	474	818	1,791
Class R4	102	318	552	1,225
Class R5	87	271	471	1,049
Class W	127	397	686	1,511
Class Z	102	318	552	1,225

Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of companies principally engaged in the real estate industry, including REITs. A company is considered to be “principally engaged” in the real estate industry if at least 50% of its gross income or net profits are attributable to the ownership, construction, management or sale of residential, commercial or industrial real estate. The Fund may invest in equity REITs, mortgage REITs and hybrid REITs.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down.

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives.

Focused Portfolio Risk. Because the Fund may invest in a limited number of companies, the Fund as a whole is subject to greater risk of loss if any of those securities decline in price.

Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or long periods. Although equity securities generally tend to have greater price volatility than debt securities, under certain market conditions, debt securities may have comparable or greater price volatility.

Non-Diversified Fund Risk. The Fund is non-diversified, which generally means that it will invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of a more diversified fund.

Real Estate-Related Investment Risk. Investments in real estate investment trusts (REITs) and in securities of other companies (wherever organized) principally engaged in the real estate industry subject the Fund to, among other things, risks similar to those of direct investments in real estate and the real estate industry in general. These include risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. REITs are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of interests in a REIT may be affected by, among other factors, changes in the value of the underlying properties owned by the REIT, changes in the prospect for earnings and/or cash flow growth of the REIT itself, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory matters affecting the real estate industry, including REITs. REITs and similar non-U.S. entities depend upon specialized management skills, may have limited financial resources, may have less trading volume in their securities, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended. Because the value of REITs and other real estate-related companies may fluctuate widely in response to changes in factors affecting the real estate markets, the value of an investment in the Fund may be more volatile than the value of an investment in a fund that is invested in a more diverse range of market sectors.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A shares performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with a broad measure of market performance.

The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.

The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedle.com/us.
Year by Year Total Return (%) as of December 31 Each Year
[1]	Year to Date return as of March 31, 2015: 3.89%

Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 3rd Quarter 2009 28.25% Worst 4th Quarter 2008 -37.67%
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2014)
Average Annual Total Returns Columbia Real Estate Equity Fund	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	Nov. 01, 2002	21.67%	13.75%	6.36%
Class A returns after taxes on distributions	Nov. 01, 2002	19.96%	12.31%	3.98%
Class A returns after taxes on distributions and sale of Fund shares	Nov. 01, 2002	13.03%	10.64%	4.82%
Class B	Nov. 01, 2002	23.14%	14.00%	6.20%
Class C	Oct. 13, 2003	27.13%	14.23%	6.20%
Class I	Sep. 27, 2010	29.61%	15.60%	7.37%
Class K	Mar. 07, 2011	29.17%	15.26%	7.15%
Class R	Sep. 27, 2010	28.78%	14.76%	6.58%
Class R4	Nov. 08, 2012	29.31%	15.35%	7.25%
Class R5	Mar. 07, 2011	29.50%	15.48%	7.31%
Class W	Sep. 27, 2010	29.06%	15.11%	7.03%
Class Z	Apr. 01, 1994	29.43%	15.37%	7.26%
FTSE NAREIT Equity REITs Index (reflects no deductions for fees, expenses or taxes)		30.14%	16.88%	8.31%